Organization, Business, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 28, 2019	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Reverse stock split	1-for-14
Accumulated deficit		$ 316,331		$ 298,701	$ 264,186
Cash, cash equivalents and available-for-sale investments		38,100
Operating lease, right-of-use asset		2,994	$ 3,500
Operating lease, liability		$ 3,168	3,500
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset			3,500
Operating lease, liability			$ 3,500
Pangu BioPharma [Member] | Hong Kong [Member]
Significant Accounting Policies [Line Items]
Majority-owned subsidiary percentage		98.00%		98.00%